Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consisted of the following as of June 30, 2024 and December 31, 2023:

($ in thousands)	June 30, 2024	December 31, 2023
Employee compensation and benefits	$377	$187
External research and development expenses	446	635
Professional and consulting fees	363	669
Restructuring	458	—
Other	41	75

Total accrued expenses	$1,685	$1,566

Accrued expenses consisted of the following as of December 31, 2023 and 2022:

($ in thousands)	December 31, 2023	December 31, 2022
Employee compensation and benefits	$187	$1,426
External research and development expenses	635	1,446
Professional and consulting fees	669	148
Other	75	128

Total accrued expenses	$1,566	$3,148